Other financial assets - Fair value (Details) - COP ($) $ in Billions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Other financial assets
Financial assets at fair value	$ 3,776	$ 3,280
Series B Non voting preferred stock
Other financial assets
Percentage of shares issued upon conversion	19.90%
Investment portfolio
Other financial assets
Financial assets at fair value	$ 1,624	1,400
Investments in equity securities and trust funds
Other financial assets
Financial assets at fair value	867	552
Hedging instruments
Other financial assets
Financial assets at fair value	336	245
Equity investments
Other financial assets
Financial assets at fair value	949	1,083
Level 1
Other financial assets
Financial assets at fair value	1,021	206
Level 1 | Investment portfolio
Other financial assets
Financial assets at fair value	1,021	206
Level 2
Other financial assets
Financial assets at fair value	1,806	1,991
Level 2 | Investment portfolio
Other financial assets
Financial assets at fair value	603	1,194
Level 2 | Investments in equity securities and trust funds
Other financial assets
Financial assets at fair value	867	552
Level 2 | Hedging instruments
Other financial assets
Financial assets at fair value	336	245
Level 3
Other financial assets
Financial assets at fair value	949	1,083
Level 3 | Equity investments
Other financial assets
Financial assets at fair value	$ 949	$ 1,083